Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Gotham Absolute Return Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Gotham Absolute Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Absolute Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents . You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Absolute Return Fund (Institutional Class Shares / GARIX)	$ 208	1.80%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Absolute Return Fund returned 31.53% (net), the S&P 500
  ®
  Total Return Index returned 36.35%, and the
  HFRX
  Equity
  Hedge
  Index returned 11.35%.
  The spread for the period was 17.38%
  1
  .
  The long portfolio contributed 41.61% for the trailing twelve-month period. The short portfolio detracted 10.39% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	12.90%	30.04%
	Industrials	8.27%	19.92%
Short	Consumer Staples	0.01%	-3.84%
(Consumer Staples was the only sector with positive short side contribution)
Largest Detractors
Long	(No sectors were detractors on the long side)
Short	Industrials	-2.16%	-11.79%
	Information Technology	-2.15%	-9.98%
Stock Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Super Micro Computer Inc	1.92%	0.80%
	NVIDIA Corporation	1.78%	1.40%
Short	Mobileye Global Inc.	0.38%	-0.26%
	Lamb Weston Holdings Inc	0.31%	-0.55%
Largest Detractors
Long	Extreme Networks Inc.	-0.25%	0.24%
	CrowdStrike Holdings Inc	-0.21%	0.37%
Short	Coeur Mining Inc	-0.37%	-0.24%
	Snap Inc	-0.33%	-0.26%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	31.53%	11.19%	6.79%
S&P 500 ® Total Return Index	36.35%	15.98%	13.38%
HFRX Equity Hedge Index	11.35%	6.01%	3.49%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 787,813,211
Holdings Count | Holding	1,877
Advisory Fees Paid, Amount	$ 8,190,698
Investment Company, Portfolio Turnover	270.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 787,813,211
Total number of portfolio holdings	1,877
Total advisory fee paid, net	$ 8,190,698
Portfolio turnover rate as of the end of the reporting period	270%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets
:
Sector Allocation
Information Technology	26.7%
Industrials	13.9%
Consumer Discretionary	12.5%
Health Care	12.4%
Communication Services	6.7%
Consumer Staples	6.2%
Energy	5.8%
Materials	5.3%
Utilities	3.0%
Financials	2.5%
Other Assets in Excess of Liabilities	5.0%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Gotham Enhanced Return Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GENIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Enhanced Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents . You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced Return Fund (Institutional Class Shares / GENIX)	$ 253	2.07%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Enhanced Return Fund returned 44.53% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  The spread for the period was 16.55%
  1
  .
  The long portfolio contributed 60.72% for the trailing twelve-month period. The short portfolio detracted -13.73% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	16.21%	39.30%
	Industrials	11.45%	27.73%
Short	(No sectors were contributors on the short side)
Largest Detractors
Long	(No sectors were detractors on the long side)
Short	Industrials	-2.96%	-14.37%
	Information Technology	-2.62%	-12.47%
Stock Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Super Micro Computer Inc	2.16%	0.80%
	NVIDIA Corporation	2.03%	2.21%
Short	Mobileye Global Inc.	0.54%	-0.34%
	Lamb Weston Holdings Inc	0.41%	-0.55%
Largest Detractors
Long	Extreme Networks Inc	-0.28%	0.26%
	Align Technology Inc	-0.26%	0.28%
Short	Snap Inc	-0.47%	-0.32%
	Coeur Mining Inc	-0.45%	-0.27%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
*
The Gotham Enhanced Return Fund invests in other investment companies sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying funds.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	44.53%	14.53%	10.33%
S&P 500® Total Return Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 274,289,002
Holdings Count | Holding	1,898
Advisory Fees Paid, Amount	$ 2,320,629
Investment Company, Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 274,289,002
Total number of portfolio holdings	1,898
Total advisory fee paid, net	$ 2,320,629
Portfolio turnover rate as of the end of the reporting period	181%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	13.3%
Industrials	8.2%
Health Care	6.7%
Consumer Discretionary	6.1%
Communication Services	3.6%
Consumer Staples	3.5%
Energy	3.2%
Materials	2.8%
Financials	1.4%
Utilities	1.3%
Affiliated Equity Registered Investment Companies	43.7%
Exchange Traded Funds	1.1%
Other Assets in Excess of Liabilities	5.1%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Gotham Neutral Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Gotham Neutral Fund
Class Name	Institutional Class Shares
Trading Symbol	GONIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Neutral Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents . You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Neutral Fund (Institutional Class Shares / GONIX)	$ 210	1.88%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Neutral Fund returned 23.18% (net), the S&P 500
  ®
  Total Return Index returned 36.35%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index returned 5.46%.
  The spread for the period was 13.76%
  1
  .
  The long portfolio contributed 36.96% for the trailing twelve-month period. The short portfolio detracted 16.14% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	9.16%	25.18%
	Industrials	8.91%	22.27%
Short	Consumer Staples	0.32%	-5.64%
(Consumer Staples was the only sector with positive short side contribution)
Largest Detractors
Long	(No sectors were detractors on the long side)
Short	Information Technology	-3.80%	-18.24%
	Industrials	-3.40%	-18.91%
Stock Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Super Micro Computer Inc	1.34%	1.20%
	NVIDIA Corporation	1.20%	0.94%
Short	Mobileye Global Inc.	0.63%	-0.46%
	Lamb Weston Holdings Inc	0.52%	-0.66%
Largest Detractors
Long	Align Technology Inc	-0.38%	0.41%
	Extreme Networks Inc	-0.35%	0.31%
Short	Snap Inc	-0.65%	-0.46%
	Coeur Mining Inc	-0.46%	-0.31%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	23.18%	6.83%	2.78%
S&P 500® Total Return Index*	36.35%	15.98%	13.38%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
*	The Fund has designated the S&P 500 ® Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 93,786,188
Holdings Count | Holding	1,905
Advisory Fees Paid, Amount	$ 818,578
Investment Company, Portfolio Turnover	427.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 93,786,188
Total number of portfolio holdings	1,905
Total advisory fee paid, net	$ 818,578
Portfolio turnover rate as of the end of the reporting period	427%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	22.9%
Industrials	14.5%
Health Care	12.9%
Consumer Discretionary	12.3%
Energy	7.1%
Materials	6.8%
Consumer Staples	6.6%
Communication Services	5.4%
Utilities	3.6%
Financials	1.9%
Other Assets in Excess of Liabilities	6.0%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Gotham Index Plus Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Gotham Index Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	GINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Index Plus Fund Institutional Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents . You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Index Plus Fund (Institutional Class Shares / GINDX)	$ 232	1.96%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Index Plus Fund Institutional Class Shares returned 36.54% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  The spread for the period was 5.35%
  1
  .
  The long portfolio contributed 64.49% for the trailing twelve-month period. The short portfolio detracted -26.09% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	16.41%	42.38%
	Industrials	10.96%	27.56%
Short	Consumer Staples	0.08%	-7.20%
(Consumer Staples was the only sector with positive short side contribution)
Largest Detractors
Long	(No Sectors were detractors on the long side)
Short	Information Technology	-5.58%	-12.77%
	Industrials	-5.33%	-15.48%
Stock Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	NVIDIA Corporation	3.69%	4.35%
	Microsoft Corp	2.73%	7.83%
Short	Lamb Weston Holdings Inc	0.49%	-1.09%
	Intel Corp	0.32%	-0.69%
Largest Detractors
Long	Super Micro Computer Inc	-0.45%	0.62%
	Bath & Body Works Inc	-0.29%	0.41%
Short	Axon Enterprise Inc	-0.82%	-0.90%
	Western Digital Corp	-0.64%	-1.10%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e.,100% long the long portfolio less 100% long the short portfolio).
*
The Gotham Index Plus Fund invests in another investment company sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying fund.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	36.54%	16.19%	13.62% *
S&P 500® Total Return Index	36.35%	15.98%	13.44% **
*	Institutional Class Shares of the Gotham Index Plus Fund incepted on March 31, 2015 .
**	Benchmark performance is from inception date of the Fund’s Institutional Class Shares only and is not the inception date of the benchmark itself.

Performance Inception Date	Mar. 31, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 893,171,913
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 4,716,826
Investment Company, Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 893,171,913
Total number of portfolio holdings	787
Total advisory fee paid, net	$ 4,716,826
Portfolio turnover rate as of the end of the reporting period	126%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	10.5%
Industrials	7.8%
Health Care	6.2%
Consumer Discretionary	5.9%
Financials	4.3%
Consumer Staples	4.1%
Communication Services	3.5%
Energy	2.9%
Materials	2.1%
Real Estate	1.4%
Utilities	1.1%
Affiliated Equity Registered Investment Company	44.9%
Other Assets in Excess of Liabilities	5.3%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Gotham Index Plus Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Gotham Index Plus Fund
Class Name	Investor Class Shares
Trading Symbol	GNNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Index Plus Fund Investor Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents . You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Index Plus Fund (Investor Class Shares / GNNDX)	$ 260	2.20%

Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Index Plus Fund Investor Class Shares returned 36.14% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  The spread for the period was 5.35%
  1
  .
  The long portfolio contributed 64.49% for the trailing twelve-month period. The short portfolio detracted -26.09% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	16.41%	42.38%
	Industrials	10.96%	27.56%
Short	Consumer Staples	0.08%	-7.20%
(Consumer Staples was the only sector with positive short side contribution)
Largest Detractors
Long	(No Sectors were detractors on the long side)
Short	Information Technology	-5.58%	-12.77%
	Industrials	-5.33%	- 15.48%
Stock Contributors/Detractors *
		Contribution	Average Exposure
Largest Contributors
Long	NVIDIA Corporation	3.69%	4.35%
	Microsoft Corp	2.73%	7.83%
Short	Lamb Weston Holdings Inc	0.49%	-1.09%
	Intel Corp	0.32%	-0.69%
Largest Detractors
Long	Super Micro Computer Inc	-0.45%	0.62%
	Bath & Body Works Inc	-0.29%	0.41%
Short	Axon Enterprise Inc	-0.82%	-0.90%
	Western Digital Corp	-0.64%	-1.10%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
*
The Gotham Index Plus Fund invests in another investment company sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying fund.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class Shares	36.14%	15.90%	12.58% *
S&P 500® Total Return Index	36.35%	15.98%	13.98% **
*	Investor Class Shares of the Gotham Index Plus Fund incepted on December 29, 2017 .
**	Benchmark performance is from inception date of the Fund’s Institutional Class Shares only and is not the inception date of the benchmark itself.

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 893,171,913
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 4,716,826
Investment Company, Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 893,171,913
Total number of portfolio holdings	787
Total advisory fee paid, net	$ 4,716,826
Portfolio turnover rate as of the end of the reporting period	126%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	10.5%
Industrials	7.8%
Health Care	6.2%
Consumer Discretionary	5.9%
Financials	4.3%
Consumer Staples	4.1%
Communication Services	3.5%
Energy	2.9%
Materials	2.1%
Real Estate	1.4%
Utilities	1.1%
Affiliated Equity Registered Investment Company	44.9%
Other Assets in Excess of Liabilities	5.3%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Gotham Large Value Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Gotham Large Value Fund
Class Name	Institutional Class Shares
Trading Symbol	GVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Large Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents . You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Large Value Fund (Institutional Class Shares / GVALX)	$ 93	0.82%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Large Value Fund returned 26.40% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Industrials	7.48%	19.92%
Information Technology	4.02%	11.07%
Largest Detractors
(No sectors were detractors)
Stock Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Broadcom Inc	0.97%	1.42%
General Electric Co	0.86%	1.01%
Largest Detractors
Lululemon Athletica Inc	-0.24%	0.41%
Pfizer Inc	-0.22%	1.05%

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	26.40%	11.83%	12.19% *
S&P 500® Total Return Index	36.35%	15.98%	14.62% **
*	The Gotham Large Value Fund commenced operations on December 31, 2015 .
**	Benchmark performance is from the inception date of the Fund Class only and is not the inception date of the benchmark itself.

Performance Inception Date	Dec. 31, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 33,899,823
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 124,588
Investment Company, Portfolio Turnover	330.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 33,899,823
Total number of portfolio holdings	237
Total advisory fee paid, net	$ 124,588
Portfolio turnover rate as of the end of the reporting period	330%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Industrials	20.7%
Consumer Discretionary	14.8%
Consumer Staples	11.7%
Health Care	11.6%
Information Technology	10.7%
Financials	9.0%
Energy	7.7%
Communication Services	7.1%
Real Estate	2.9%
Materials	2.7%
Utilities	0.2%
Other Assets in Excess of Liabilities	0.9%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced S&P 500Index Fund
Class Name	Institutional Class Shares
Trading Symbol	GSPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Enhanced S&P 500 Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents . You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced S&P 500 Index Fund (Institutional Class Shares / GSPFX)	$ 59	0.50%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Enhanced S&P 500 Index Fund returned 34.43% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Information Technology	11.41%	27.72%
Communication Services	5.29%	13.21%
Largest Detractors
Energy	-0.04%	2.81%
(Energy was the only sector with negative contribution)
Stock Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Microsoft Corp	2.76%	7.95%
Apple Inc	2.53%	6.64%
Largest Detractors
Super Micro Computer Inc	-0.25%	0.15%
Lululemon Athletica Inc	-0.18%	0.19%

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	34.43%	15.18%	15.10% *
S&P 500® Total Return Index	36.35%	15.98%	15.00% **
*	The Gotham Enhanced S&P 500 Index Fund commenced operations on December 30, 2016 .
**	Benchmark performance is from the inception date of the Fund Class only and is not the inception date of the benchmark itself.

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 21,024,025
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 68,986
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 21,024,025
Total number of portfolio holdings	501
Total advisory fee paid, net	$ 68,986
Portfolio turnover rate as of the end of the reporting period	160%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	28.3%
Consumer Discretionary	13.3%
Communication Services	12.8%
Financials	11.8%
Industrials	11.8%
Health Care	8.2%
Consumer Staples	6.3%
Energy	4.4%
Materials	1.4%
Utilities	0.5%
Real Estate	0.3%
Other Assets in Excess of Liabilities	0.9%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Gotham Hedged Core Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Gotham Hedged Core Fund
Class Name	Institutional Class Shares
Trading Symbol	GCHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Hedged Core Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents . You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Hedged Core Fund (Institutional Class Shares / GCHDX)	$ 195	1.70%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund
Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Hedged Core Fund returned 29.45% (net), the S&P 500
  ®
  Total Return Index returned 36.35%, and the HFRX Equity Hedge Index returned 11.35%.
  The spread for the period was 1.16%
  1
  .
  The long portfolio contributed 42.83% for the trailing twelve-month period. The short portfolio detracted -11.86% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	11.68%	35.90%
	Communication Services	6.11%	13.94%
Short	Consumer Staples	0.21%	-0.80%
(Consumer Staples was the only sector with positive short side contribution)
Largest Detractors
Long	Energy	-0.02%	1.84%
(Energy was the only sector with negative long side contribution)
Short	Information Technology	-4.09%	-10.12%
	Utilities	-3.58%	-9.66%
Stock Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Meta Platforms Inc	1.80%	2.26%
	Apple Inc	1.77%	4.53%
Short	Super Micro Computer Inc	0.39%	-0.54%
	Lululemon Athletica Inc	0.27%	-0.39%
Largest Detractors
Long	Pfizer Inc	-0.25%	1.18%
	Jabil Inc	-0.18%	2.21%
Short	NVIDIA Corporation	-0.92%	-0.69%
	Monolithic Power Systems Inc	-0.53%	-0.56%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	29.45%	10.97%	10.19% *
S&P 500 ® Total Return Index**	36.35%	15.98%	15.00% ***
HFRX Equity Hedge Index	11.35%	6.01%	4.76% ***
*	The Gotham Hedged Core Fund commenced operations on September 30, 2016 .
**	The Fund has designated the S&P 500 ® Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 6,206,596
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 43,461
Investment Company, Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 6,206,596
Total number of portfolio holdings	291
Total advisory fee paid, net	$ 43,461
Portfolio turnover rate as of the end of the reporting period	211%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
	Long	Short	Net
Information Technology	44.8%	(11.6) %	33.2%
Consumer Staples	16.9%	(0.4) %	16.5%
Health Care	19.2%	(5.1) %	14.1%
Communication Services	12.8%	(1.2) %	11.6%
Financials	12.1%	(0.6) %	11.5%
Consumer Discretionary	12.2%	(2.9) %	9.3%
Industrials	13.7%	(4.7) %	9.0%
Energy	1.7%	(1.3) %	0.4%
Materials	1.1%	(1.9) %	(0.8) %
Real Estate	—	(1.1) %	(1.1) %
Utilities	3.2%	(8.8) %	(5.6) %
Total Investments	137.7%	(39.6) %	98.1%
Other Assets in Excess of Liabilities			1.9%
Net Assets			100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Gotham Defensive Long 500 Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Gotham Defensive Long 500 Fund
Class Name	Institutional Class Shares
Trading Symbol	GDLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Defensive Long 500 Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents . You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Defensive Long 500 Fund (Institutional Class Shares / GDLFX)	$ 308	2.69%

Expenses Paid, Amount	$ 308
Expense Ratio, Percent	2.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund
Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Defensive Long 500 Fund returned 29.11% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  The spread for the period was 0.45%
  1
  .
  The long portfolio contributed 59.50% for the trailing twelve-month period. The short portfolio detracted 27.93% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	16.69%	49.84%
	Industrials	8.92%	21.79%
Short	(No sectors were contributors on the short side)
Largest Detractors
Long	Energy	-0.10%	1.89%
(Energy was the only sector with negative long side contribution)
Short	Information Technology	-9.84%	-23.10%
	Utilities	-8.50%	-22.69%
Stock Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Broadcom Inc	2.51%	2.80%
	Meta Platforms Inc	2.35%	2.89%
Short	Super Micro Computer Inc	0.71%	-1.12%
	Intel Corp	0.65%	-1.37%
Largest Detractors
Long	Pfizer Inc	-0.35%	1.68%
	Jabil Inc	-0.27%	3.23%
Short	NVIDIA Corporation	-2.40%	-1.79%
	Monolithic Power Systems Inc	-1.26%	-1.32%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	29.11%	7.91%	9.75% *
S&P 500® Total Return Index	36.35%	15.98%	15.00% **
*	The Gotham Defensive Long 500 Fund commenced operations on September 30, 2016 .
**	Benchmark performance is from the inception date of the Fund Class only and is not the inception date of the benchmark itself.

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 18,275,336
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 85,163
Investment Company, Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 18,275,336
Total number of portfolio holdings	471
Total advisory fee paid, net	$ 85,163
Portfolio turnover rate as of the end of the reporting period	182%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	30.7%
Health Care	12.7%
Industrials	11.7%
Consumer Staples	11.0%
Communication Services	8.5%
Financials	8.2%
Consumer Discretionary	7.3%
Utilities	2.2%
Materials	1.4%
Energy	1.3%
Other Assets in Excess of Liabilities	5.0%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Gotham Total Return Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Gotham Total Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Total Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents . You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Total Return Fund (Institutional Class Shares / GTRFX)	$ 0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Total Return Fund returned 28.01% (net), the S&P 500
  ®
  Total Return Index returned 36.35%, and the HFRX Equity Hedge Index returned 11.35%.
  The spread for the period was 1.15%
  1
  .
  The long portfolio contributed 32.81% for the trailing twelve-month period. The short portfolio detracted -6.64% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	6.30%	21.70%
	Industrials	4.75%	16.97%
Short	There were no short sectors that contributed
Largest Detractors
Long	There were no long sectors that detracted
Short	Information Technology	-1.54%	-5.63%
	Health Care	-1.00%	-3.75%
Stock Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Microsoft Corp	0.80%	2.50%
	Apple Inc	0.75%	2.31%
Short	There were no short positions that contributed
Largest Detractors
Long	RLI Corp	-0.01%	0.11%
Short	Advanced Micro Devices Inc	-0.09%	-0.28%
	NVIDIA Corporation	-0.09%	-0.28%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
*
The Gotham Total Return Fund is an allocation strategy that invests in other investment companies advised and/or sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying funds. Stock Contributors/Detractors that do not round to +/- .01% Contribution are not shown.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	28.01%	7.45%	7.48% *
S&P 500 ® Total Return Index**	36.35%	15.98%	13.44% ***
HFRX Equity Hedge Index	11.35%	6.01%	3.42% ***
*	The Gotham Total Return Fund commenced operations on March 31, 2015 .
**	The Fund has designated the S&P 500 ® Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance Inception Date	Mar. 31, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 15,217,606
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 15,217,606
Total number of portfolio holdings	6
Total advisory fee paid, net	$ 0
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Affiliated Equity Registered Investment Companies	99.9%
Other Assets in Excess of Liabilities	0.1%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Gotham Enhanced 500 Plus Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced 500 Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	GEFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Enhanced 500 Plus Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/document s . You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced 500 Plus Fund (Institutional Class Shares / GEFPX)	$ 235	2.02%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Enhanced 500 Plus Fund returned 32.85% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  The spread for the period was 4.16%
  1
  .
  The long portfolio contributed 46.95% for the trailing twelve-month period. The short portfolio detracted -11.99% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	12.89%	34.18%
	Industrials	8.81%	19.76%
Short	(No sectors were contributors on the short side)
Largest Detractors
Long	Energy	-0.14%	4.38%
(Energy was the only sector with negative long side contribution)
Short	Information Technology	-2.58%	-6.89%
	Health Care	-2.08%	-8.90%
Stock Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Microsoft Corp	2.76%	7.93%
	Meta Platforms Inc	2.70%	3.46%
Short	Intel Corp	0.27%	-0.75%
	Schlumberger Ltd	0.13%	-0.33%
Largest Detractors
Long	Super Micro Computer Inc	-0.48%	0.37%
	Lululemon Athletica Inc	-0.29%	0.42%
Short	Eli Lilly and Co	-0.52%	-0.85%
	Intuitive Surgical Inc	-0.42%	-0.64%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	32.85%	14.06%	13.84% *
S&P 500® Total Return Index	36.35%	15.98%	15.00% **
*	The Gotham Enhanced 500 Plus Fund commenced operations on September 30, 2016 .
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 4,807,496
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 4,807,496
Total number of portfolio holdings	496
Total advisory fee paid, net	$ 0
Portfolio turnover rate as of the end of the reporting period	167%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
	Long	Short	Net
Information Technology	35.0%	(8.4) %	26.6%
Consumer Discretionary	18.5%	(2.5) %	16.0%
Communication Services	16.1%	(0.3) %	15.8%
Industrials	19.6%	(4.9) %	14.7%
Financials	15.4%	(1.1) %	14.3%
Consumer Staples	10.4%	(2.5) %	7.9%
Energy	6.6%	(0.9) %	5.7%
Health Care	13.0%	(8.4) %	4.6%
Materials	2.0%	(2.0) %	—
Real Estate	0.6%	(3.4) %	(2.8) %
Utilities	0.3%	(5.2) %	(4.9) %
Total Investments	137.5%	(39.6) %	97.9%
Other Assets in Excess of Liabilities			2.1%
Net Assets			100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.